Provisions for legal proceedings and contingent liabilities	12 Months Ended
Dec. 31, 2024
Provisions For Legal Proceedings And Contingent Liabilities
Provisions for legal proceedings and contingent liabilities

22 Provisions for legal proceedings and contingent liabilities

Braskem is a defendant in lawsuits and administrative proceedings arising from the normal course of its business. The Management, based on its assessment and that of its external legal advisors, classifies these proceedings in terms of probability of loss as follows:

Probable chance of loss: Present obligation for which a probable outflow of resources will be required to settle the obligation. For these claims, a provision is recognized based on an estimated amount of the obligation that reflects the expected outflow of resources (see Note 22.1).

Possible chance of loss: Present obligation for which the possibility of outflow resources is greater than remote and less than probable. For these claims, the Company does not recognize a provision and discloses the most significant matters (see Note 22.2).

The Management believes that the estimates related to the outcome of the proceedings and the possibility of future disbursement may change in view of the following: (i) higher courts may decide in a similar case involving another company, adopting a final interpretation of the matter and, consequently, advancing the termination of the proceeding involving the Company, without any disbursement or implying the need of any financial settlement of the proceeding; and (ii) programs encouraging the payment of the debts implemented in Brazil at the Federal and State levels, in favorable conditions that may lead to a disbursement that is lower than the one that is recognized in the provision or lower than the value of the matter.

In addition, the Company also is a plaintiff in several lawsuits. In these cases, the Company discloses the contingent asset when the receipt of economic benefits is probable. However, when the realization of the benefit is virtually certain, the related asset no longer constitutes a contingent asset, and such amount is recognized.

Any changes in the court’s understanding of the matter could have future impacts on the Company’s financial statements due to such proceedings.

22.1 Lawsuits with probable losses

	2024	2023
Labor claims	190	186
	-	-
Tax claims	-	-
Income taxes	34	51
PIS and COFINS	248	241
ICMS	20	366
Other tax claims	84	19
	386	677

Corporate claims	118	111
Civil claims and other	151	121

	845	1,095

As of December 31, 2024, the main claims considered in provisions are the following:

Description of tax lawsuits	Provisioned amount
	2024	2023
Taxing Entity: São Paulo State Government
1) In February 2024, the São Paulo State Prosecution Office (“PGE”) published Resolution 6/24 that overrides the “São Paulo State Agreement,” a program created with the enactment of State Law 17.843 allowing the regularization of ICMS debts with discounts on interest, fines and lawyers’ fees. In March 2024, PGE accepted the Company’s request to include two lawsuits, reducing the total contingency amount from R$ 349 to R$ 66 and authorizing the payment in 120 monthly installments, from April 2024 to March 2034. On December 31, 2024, the balance of the agreement is R$ 63, presented under Taxes payable (R$ 6 under current liabilities and R$ 57 under non-current liabilities).		346
Taxing Entity: Federal Government
2) Non-cumulative PIS and COFINS taxes: Charges of amounts due to offset of non-cumulative PIS and COFINS tax credits, related to the periods from 2005 to 2010 and from 2012 to 2018, that were not approved by the Federal Revenue Service of Brazil. The lawsuits refer to offsetting statements in amounts that exceeded those declared, freight expenses, acquisition of property, plant and equipment and revenues incorrectly classified.	133	132
3) PIS and COFINS taxes: Charge of debits related to various periods, between 1999 and 2002, arising from insufficient payments of contributions and offset considered undue by the Tax Authority using credit resulting from the addition of 1% to the COFINS rate and PIS credits under Decree-Laws 2,445 and 2,449, whose period of use had allegedly expired. The lawsuits are under legal phase and the Company pledged bank guarantee and performance bonds at their full amount.	81	79
4) Sundry tax lawsuits	172	120
Total tax lawsuits	386	677

Description of corporate lawsuits	Provisioned amount
	2024	2023
Plaintiff: Banco do Brasil S.A
1) The Company is party to writ of debt filed against it in 1991, currently under appellate phase. Trikem S.A. (“Trikem”), merged into Braskem, received unfavorable decision to distribute remaining profits to the plaintiffs (preferred shareholders) that were non-controlling shareholders. The amount related to the lawsuit is fully provisioned by the Company.	95	88
2) Sundry corporate lawsuits	23	23
Total corporate lawsuits	118	111

22.1.1	Changes in claims with probable chance of loss

	Labor	Tax claims	Corporate	Civil claims
	claims		claims	and other	Total

December 31, 2022	212	735	103	120	1,170

Additions, monetary adjustments and exchange variation	71	143	8	46	268
Payments	(37)	(10)	-	(25)	(72)
Reversals (*)	(60)	(191)	-	(20)	(271)

December 31, 2023	186	677	111	121	1,095

Additions, monetary adjustments and exchange variation	77	109	7	46	239
Payments	(43)	(8)	-	(3)	(54)
Reversals (*)	(28)	(389)	-	(13)	(430)
Disposals due to sale of investments in subsidiaries	(2)	(3)	-	-	(5)

December 31, 2024	190	386	118	151	845

(*)	A provision reversal occurs when the probability of loss or the value attributed to the lawsuit changes, or the suit is closed with a cash disbursement lower than the provisioned amount.

22.2 Contingent liabilities

The contingent liabilities whose loss is assessed as possible (possibility of loss greater than remote and less than probable) by the Company’s Management, based on its evaluation and that of its external legal advisors, are disclosed as follows:

	Note	2024	2023

Tax claims		26,469	26,216
Civil claims - Alagoas	23.1	9,241	8,971
Civil claims - Other		795	740
Social security claims		770	824
Environmental claims		790	689
Labor claims		683	513
Other lawsuits		423	424
Total		39,171	38,377

22.2.1 Breakdown of contingent liabilities

Description of tax lawsuits	Estimate
	2024	2023
Taxing Entity: Federal Government
1) Income taxes: Tax deficiency notices related to calendar years 2015, 2016, 2018 and 2019, due to non-recognition of application of Agreement to avoid double taxation, signed between Brazil and Netherlands, which establishes that profits from Dutch companies are not taxable in Brazil at the end of every year. The notification related to calendar years 2018 and 2019, received in 2023, also involved non-deductibility of interest expenses due to a different understanding regarding the sub-capitalization limit and its tax effects. The inflation-adjusted amount of uncertain tax treatment includes periods mentioned or not mentioned in tax deficiency notice. Regarding the period not included in the tax-deficiency notice, in the fiscal year ended on December 31, 2024, the amount was deducted from the income tax calculated annually, which was duly paid by the Dutch entities, in accordance with the definitive proofs of payment issued by the Dutch tax authorities. The amount related to the calendar year 2017 was excluded from this lawsuit due to its time-barring. The total contingency amount includes the ex-officio fine for the period not considered in the tax-deficiency notice corresponding to R$ 2.4 billion (2023: R$ 4.2 billion).	15,876	18,552
2) Non-cumulative PIS and COFINS taxes: Charge related to calendar years 2004 to 2018, arising from use of credits on acquisition of goods and services consumed in the production process. The Company pledged performance bonds and deposits at their full amount.	1,618	1,507
3) PIS/COFINS: In July 2024, the Company was questioned by the Federal Revenue Service about various federal taxes that were offset by non-cumulative PIS and COFINS credits, referring to the period from 2012 to 2018, which were generated by the exclusion of ICMS from the calculation basis of such contributions, as ensured by a final and unappealable court decision in July 2020.	1,246
4) Income taxes: Tax deficiency notices related to calendar years 2012 and 2015, arising from disallowances of exchange variation expenses with naphtha import transactions, incurred after due date of commercial invoices. The lawsuits also address inflation adjustment in income tax losses and social contribution tax loss carryforwards and partial disallowance of cost of naphtha imported from subsidiary abroad.	1,079	1,000
5) Income taxes: Tax deficiency notices resulting from the deduction of amortization charges, between 2007 and 2013, from goodwill originated from equity interests acquired in 2002. The Company pledged performance bond at their full amount.	1,070	1,027
6) Income taxes rate: Charges due to the non-approval of offsets made using credits arising from negative balance. The Company pledged performance bonds at their full amount. In the second quarter of 2024, three new tax deficiency notices were received in the amount of R$ 366.	568	185
7) Income taxes: Tax deficiency notices related to the offsetting of tax losses and social contribution tax loss carryforwards against Income taxes liabilities, during merger events that took place in November 2007 and August 2013, without observing the 30% limit. The lawsuits are in under legal phase, and the Company pledged performance bonds at their full amount.	324	346
8) Social security contributions: Charge of additional contribution for Occupational Environmental Risk to fund the special retirement plan due to the alleged exposure of workers to hazardous agents from November 2000 to January 2001, November 2001 to June 2002, January 2016 to July 2018, and January to December 2020. The Company pledged performance bonds at their full amount.	205	183
9) PIS and COFINS taxes: Charges arising from alleged undue offsets using credits from other federal taxes. The lawsuits address credits arising from: i) prepayments of IR tax, ii) FINSOCIAL and COFINS taxes, iii) tax on net profit, iv) PIS-Decree-Laws 2,445 and 2,449. The lawsuits are under legal phase, and the Company pledged bank guarantees and performance bonds at their full amount.	146	142
10) Income taxes rate: Tax deficiency notice arising from disallowance of advertising and commission expenses, paid by Braskem and Braskem Inc., and the lack of payment of IRRF tax on them.	146	138

11) PIS and COFINS taxes: Charges due to the non-approval of offsets using credits from Cide-Combustíveis, as authorized by Federal Law 10,336/2001. The lawsuits are under legal phase, and the Company pledged performance bonds at their full amount.	132	128
Taxing Entity: State Government of Alagoas
12) ICMS tax: Tax deficiency notices related to calendar years 2015 to 2019, due to lack of ICMS reversal on output with tax deferral.	746	698
Taxing Entity: State Governments of São Paulo, Rio de Janeiro, Bahia, Pernambuco, Rio Grande do Sul and Alagoas
13) ICMS tax: Charges of tax underpayments. The lawsuits refer to (i) use of tax credits to acquire property, plant and equipment, goods considered as for use and consumption and products subject to tax replacement; (ii) transfers of finished products at amount below the production cost; (iii) non-payment of tax due to: input or output omissions; charges related to electricity operations and sale of products subject to tax replacement; (iv) lack of evidence of export of goods; (v) fines for lack of registration of invoices. The Company pledged bank guarantees, performance bonds and judicial deposits at their full amount.	708	623
Taxing Entity: State Government of Bahia
14) ICMS: Charges due to (i) lack of reversal of credits on inputs used in the production of gasoline and LPG, taxed by the single-phase ICMS, and (ii) offsetting of the single-phase ICMS debts from the sale of these products with the ICMS credits accrued from other operations. The lawsuits are under discussion in the administrative phase. In December 2024, three new tax deficiency notices were received, making this contingency material for disclosure purposes.	1,005	125
15) Sundry tax lawsuits	1,600	1,562
Total tax lawsuits	26,469	26,216

Description of civil lawsuits	Estimate
	2024	2023
Plaintiff: Resibril Química S.A. ("Resibril")
1) Lawsuit filed by Resibril, former reseller of solvents, claiming alleged breach of a tacit distribution agreement. The lawsuit is awaiting judgment.	375	340
2) Civil lawsuits - Alagoas (Note 23.1)	9,241	8,971
3) Sundry civil lawsuits	420	400
Total civil lawsuits	10,036	9,711

Description of social security lawsuits	Estimate
	2024	2023
Plaintiff: Former team members
1) Lawsuits over withdrawal of sponsorship of Petros plan. Currently, the portfolio is composed of 656 lawsuits filed by former team members of Braskem or merged companies, beneficiaries of Petros plans (Copesul, Copene and PQU), related to sundry matters arising from withdrawal of sponsorship of the plan, whose claims include: Difference of Individual Withdrawal Fund, 90% of the supplementation and objection to legality of Withdrawal of Sponsorship.	605	668
2) Sundry social security lawsuits	165	156
Total social security lawsuits	770	824

Description of environmental lawsuits	Estimate
	2024	2023
Plaintiff: São Paulo State Prosecution Office
1) Public-Interest Civil Action (Hashimoto) filed in June 2018 by the São Paulo State Prosecution Office against the Company and other firms that operate in the Capuava Petrochemical Complex, whose claims include the reparation and/or remediation of environmental damages. After Braskem filed its defense in December 2020, there were no changes, and the lawsuit remains awaiting expert evidence.	253	225
Plaintiff: Local Government of Ulianópolis - Pará
2) Public-Interest Civil Action filed in September 2011 by the Local Government of Ulianópolis, Pará, against Braskem and other companies, whose claims include the reparation and/or remediation of environmental damages allegedly resulting from the improper delivery of waste. The companies filed defense, however, a decision was rendered staying the case, in order for the parties to attempt a settlement.	437	397
3) Sundry environmental lawsuits	100	67
Total environmental lawsuits	790	689

Description of other lawsuits	Estimate
	2024	2023
Plaintiff: Américo Vinícius de Carvalho and Others
The Company has a collection suit in the liquidation phase of a judgment resulting from a lawsuit filed in 1988. Polialden Petroquímica S.A. ("Polialden"), merged by Braskem, was ordered to pay the distribution of remaining profits to the plaintiffs (preferred shareholders) who were non-controlling shareholders. The lawsuit is pending the start of the accounting examination for the determination of the amounts owed. The Management, based on its evaluation and that of external legal advisors, has recorded a provision on December 31, 2024 of R$ 25 (2023: R$ 23). The amount considered as a possible loss is R$ 307 (2023: R$ 287), so that the total amount involved in the lawsuit is R$ 332 (2023: R$ 310).	307	287
2) Sundry other lawsuits	116	137
Total other lawsuits	423	424